Loss Per Share (Tables)	12 Months Ended
Feb. 28, 2023
Earnings Per Share [Abstract]
Summary of Computation of Net Loss Per Share

Net loss per share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended February 28, 2021, 2022 and 2023:

	For the Years Ended
	February 28,	February 28,	February 28,
	2021	2022	2023
	RMB	RMB	RMB	USD
Net loss attributable to ordinary shareholders-basic and diluted	(28,196)	(113,462)	(29,666)	(4,279)
Weighted average number of ordinary shares outstanding-basic and diluted	23,131,195	22,491,122	21,234,763	21,234,763
Basic and diluted -net loss per share	(1.22)	(5.04)	(1.40)	(0.20)

Summary of Diluted Net Loss Per Share Excluded from Loss Per Share

As of February 28, 2021, 2022 and 2023, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	For the Years Ended
	February 28,	February 28,	February 28,
	2021	2022	2023
Share options	4,090,109	3,897,609	3,212,209